                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

July 31, 2010                                                        (Unaudited)

LSV CONSERVATIVE CORE                                                   Value
EQUITY FUND                                             Shares          (000)
---------------------                                ------------   ------------
COMMON STOCK (99.4%)
AEROSPACE & DEFENSE (3.9%)
   Boeing                                                   2,000   $        136
   General Dynamics                                         3,100            190
   ITT                                                      3,000            141
   L-3 Communications Holdings, Cl 3                        1,900            139
   Northrop Grumman                                         3,400            200
   Raytheon                                                 3,700            171
   Tyco International                                       4,100            157
                                                                    ------------
                                                                           1,134
                                                                    ------------
AGRICULTURAL OPERATIONS (0.6%)
   Archer-Daniels-Midland                                   6,700            183
                                                                    ------------
AGRICULTURAL PRODUCTS (0.4%)
   Bunge                                                    1,500             74
   Fresh Del Monte Produce *                                2,000             42
                                                                    ------------
                                                                             116
                                                                    ------------
AIRCRAFT (1.7%)
   Honeywell International                                  4,200            180
   Lockheed Martin                                          2,800            211
   UAL *                                                    4,300            102
                                                                    ------------
                                                                             493
                                                                    ------------
APPAREL RETAIL (0.9%)
   Gap                                                      6,500            118
   Ross Stores                                              2,600            137
                                                                    ------------
                                                                             255
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
   Ameriprise Financial                                     4,000            169
   Bank of New York Mellon                                  4,300            108
                                                                    ------------
                                                                             277
                                                                    ------------
AUTOMOTIVE (0.8%)
   Ford Motor *                                            17,500            224
                                                                    ------------
BANKS (4.7%)
   Bank of America                                         34,300            481
   Huntington Bancshares                                    6,700             41
   JPMorgan Chase                                           9,700            391
   Regions Financial                                        9,900             72
   SunTrust Banks                                           2,800             73
   Wells Fargo                                             11,300            313
                                                                    ------------
                                                                           1,371
                                                                    ------------
BIOTECHNOLOGY (1.6%)
   Amgen *                                                  4,600            251
   Biogen Idec *                                            3,600            201
                                                                    ------------
                                                                             452
                                                                    ------------
CABLE & SATELLITE (2.1%)
   Comcast, Cl A                                           19,000            370
   Time Warner Cable, Cl A                                  3,900            223
                                                                    ------------
                                                                             593
                                                                    ------------
CHEMICALS (1.0%)
   Dow Chemical                                             7,000            192

                                                                        Value
                                                        Shares          (000)
                                                     ------------   ------------
CHEMICALS (CONTINUED)
   Eastman Chemical                                         1,600   $        100
                                                                    ------------
                                                                             292
                                                                    ------------
COMMERCIAL PRINTING (0.2%)
   RR Donnelley & Sons                                      3,600             61
                                                                    ------------
COMMERCIAL SERVICES (0.2%)
   Convergys *                                              6,400             72
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL (1.0%)
   Best Buy                                                 4,500            156
   RadioShack                                               6,600            142
                                                                    ------------
                                                                             298
                                                                    ------------
COMPUTERS & SERVICES (7.4%)
   Apple *                                                  1,400            360
   CA                                                       4,600             90
   Computer Sciences                                        2,300            104
   Google, Cl A *                                             400            194
   Hewlett-Packard                                         10,500            483
   Microsoft                                               15,700            405
   NCR *                                                    6,600             90
   Oracle                                                   4,800            114
   SanDisk *                                                3,300            144
   Seagate Technology *                                     6,100             77
   Western Digital *                                        3,200             85
                                                                    ------------
                                                                           2,146
                                                                    ------------
CONSUMER DISCRETIONARY (2.3%)
   Kimberly-Clark                                           3,900            250
   Procter & Gamble                                         6,700            410
                                                                    ------------
                                                                             660
                                                                    ------------
CONSUMER ELECTRONICS (0.3%)
   Garmin                                                   2,700             77
                                                                    ------------
CONSUMER PRODUCTS (0.5%)
   Hasbro                                                   3,400            143
                                                                    ------------
DRUG RETAIL (1.3%)
   CVS Caremark                                             9,200            282
   Walgreen                                                 3,600            103
                                                                    ------------
                                                                             385
                                                                    ------------
ELECTRICAL SERVICES (6.7%)
   Alliant Energy                                           1,600             55
   Ameren                                                   2,900             74
   American Electric Power                                  5,300            191
   DTE Energy                                               2,400            111
   Duke Energy                                             13,000            222
   Edison International                                     3,700            123
   Exelon                                                   6,000            251
   General Electric                                        24,700            398
   PG&E                                                     3,400            151
   Public Service Enterprise Group                          6,400            210
   Sempra Energy                                            3,200            159
                                                                    ------------
                                                                           1,945
                                                                    ------------
FINANCIAL SERVICES (3.6%)
   Capital One Financial                                    2,300             97
   Citigroup *                                             99,300            407

SCHEDULE OF INVESTMENTS

July 31, 2010                                                        (Unaudited)

LSV CONSERVATIVE CORE                                                   Value
EQUITY FUND                                             Shares          (000)
---------------------                                ------------   ------------
FINANCIAL SERVICES (CONTINUED)
   Goldman Sachs Group                                      2,000   $        302
   Morgan Stanley                                           8,900            240
                                                                    ------------
                                                                           1,046
                                                                    ------------
FOOD, BEVERAGE & TOBACCO (3.7%)
   Altria Group                                             9,300            206
   Coca-Cola                                                2,700            149
   ConAgra Foods                                            3,500             82
   Hormel Foods                                             3,300            142
   PepsiCo                                                  1,800            117
   Philip Morris International                              2,200            112
   Reynolds American                                        2,600            150
   Sara Lee                                                 6,000             89
   Supervalu                                                3,200             36
                                                                    ------------
                                                                           1,083
                                                                    ------------
GENERAL MERCHANDISE STORES (1.2%)
   Big Lots *                                               2,700             93
   Family Dollar Stores                                     3,300            136
   Target                                                   2,400            123
                                                                    ------------
                                                                             352
                                                                    ------------
HEALTH CARE DISTRIBUTORS (1.1%)
   AmerisourceBergen, Cl A                                  4,400            132
   McKesson                                                 3,100            195
                                                                    ------------
                                                                             327
                                                                    ------------
HEALTH CARE EQUIPMENT (1.4%)
   Baxter International                                     2,700            118
   Beckman Coulter                                          2,100             96
   Medtronic                                                2,300             85
   Zimmer Holdings *                                        2,200            117
                                                                    ------------
                                                                             416
                                                                    ------------
HEALTH CARE FACILITIES (0.1%)
   Universal Health Services, Cl B                            400             14
                                                                    ------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.4%)
   Whirlpool                                                1,400            117
                                                                    ------------
INSURANCE (8.3%)
   ACE                                                      1,500             80
   Aetna                                                    4,200            117
   Allstate                                                 6,000            169
   Berkshire Hathaway, Cl B *                               1,700            133
   Chubb                                                    4,000            210
   CIGNA                                                    4,000            123
   Cincinnati Financial                                     3,700            102
   Hartford Financial Services Group                        3,100             73
   Lincoln National                                         2,800             73
   Loews                                                    2,500             93
   MetLife                                                  3,900            164
   Prudential Financial                                     4,100            235
   Travelers                                                5,200            262
   UnitedHealth Group                                       7,700            234
   Unum Group                                               5,300            121
   WellPoint *                                              4,100            208
                                                                    ------------
                                                                           2,397
                                                                    ------------

                                                                        Value
                                                        Shares          (000)
                                                     ------------   ------------
IT CONSULTING & OTHER SERVICES (2.7%)
   International Business Machines                          5,200   $        667
   SAIC *                                                   7,200            120
                                                                    ------------
                                                                             787
                                                                    ------------
METAL & GLASS CONTAINERS (0.7%)
   Ball                                                     2,300            134
   Owens-Illinois *                                         2,700             75
                                                                    ------------
                                                                             209
                                                                    ------------
MULTIMEDIA (0.4%)
   DISH Network, Cl A                                       5,600            112
                                                                    ------------
OFFICE ELECTRONICS (0.6%)
   Xerox                                                   16,700            163
                                                                    ------------
OFFICE EQUIPMENT (0.4%)
   Pitney Bowes                                             5,000            122
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES (1.0%)
   National Oilwell Varco                                   4,200            164
   Schlumberger                                               900             54
   Tidewater                                                2,000             82
                                                                    ------------
                                                                             300
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   El Paso                                                 10,700            132
                                                                    ------------
PAPER PACKAGING (0.7%)
   Rock-Tenn, Cl A                                          2,000            106
   Sonoco Products                                          2,800             92
                                                                    ------------
                                                                             198
                                                                    ------------
PETROLEUM & FUEL PRODUCTS (10.0%)
   Apache                                                   1,700            162
   Chevron                                                  8,300            633
   ConocoPhillips                                           7,400            409
   Diamond Offshore Drilling                                1,300             77
   Exxon Mobil                                             16,700            997
   Marathon Oil                                             6,000            201
   Murphy Oil                                               2,600            142
   Noble                                                    3,000             98
   Sunoco                                                   2,100             75
   Tesoro                                                   1,500             19
   Valero Energy                                            5,200             88
                                                                    ------------
                                                                           2,901
                                                                    ------------
PHARMACEUTICALS (8.7%)
   Abbott Laboratories                                      7,800            383
   Bristol-Myers Squibb                                    13,100            326
   Eli Lilly                                                7,900            281
   Forest Laboratories *                                    3,700            103
   Johnson & Johnson                                        6,300            366
   King Pharmaceuticals *                                   5,800             51
   Merck                                                   12,336            425
   Mylan Laboratories *                                     6,600            115
   Pfizer                                                  28,498            427
   Watson Pharmaceuticals *                                 1,300             53
                                                                    ------------
                                                                           2,530
                                                                    ------------
PRINTING & PUBLISHING (0.6%)
   Lexmark International, Cl A *                            1,800             66

SCHEDULE OF INVESTMENTS

July 31, 2010                                                        (Unaudited)

LSV CONSERVATIVE CORE                                 Shares/Face       Value
EQUITY FUND                                          Amount (000)       (000)
---------------------                                ------------   ------------
PRINTING & PUBLISHING (CONTINUED)
   McGraw-Hill                                              3,600   $        111
                                                                    ------------
                                                                             177
                                                                    ------------
REINSURANCE (0.3%)
   Everest Re Group                                           600             47
   PartnerRe                                                  600             43
                                                                    ------------
                                                                              90
                                                                    ------------
RETAIL (2.5%)
   Brinker International                                    2,900             45
   Kroger                                                   6,400            135
   McDonald's                                               1,400             98
   Safeway                                                  5,500            113
   Wal-Mart Stores                                          6,500            333
                                                                    ------------
                                                                             724
                                                                    ------------
SEMI-CONDUCTORS/INSTRUMENTS (3.7%)
   Intel                                                   24,600            507
   Jabil Circuit                                            6,400             93
   Micron Technology *                                     14,600            106
   Texas Instruments                                       12,000            296
   Vishay Intertechnology *                                 6,900             59
   Vishay Precision Group *                                   492              6
                                                                    ------------
                                                                           1,067
                                                                    ------------
SPECIALIZED REIT'S (0.2%)
   Hospitality Properties Trust                             2,100             43
                                                                    ------------
STEEL & STEEL WORKS (0.3%)
   Alcoa                                                    7,800             87
                                                                    ------------
TECHNOLOGY DISTRIBUTORS (0.9%)
   Avnet *                                                  2,600             65
   Ingram Micro, Cl A *                                     5,900             98
   Tech Data *                                              2,600            103
                                                                    ------------
                                                                             266
                                                                    ------------
TELEPHONES & TELECOMMUNICATIONS (6.3%)
   AT&T                                                    24,000            622
   CenturyLink                                              4,110            146
   Cisco Systems *                                         12,900            298
   Corning                                                  9,700            176
   Frontier Communications                                  3,264             25
   Harris                                                   3,700            165
   Verizon Communications                                  13,600            395
                                                                    ------------
                                                                           1,827
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   Sprint Nextel *                                         30,300            138
                                                                    ------------
TOTAL COMMON STOCK
   (Cost $33,932)                                                         28,802
                                                                    ------------
REPURCHASE AGREEMENT (0.4%)
   Morgan Stanley
      0.090%, dated 07/30/10, to be repurchased on
      08/02/10, repurchase price $107,283
      (collateralized by a U.S. Treasury Bond, par
      value $100,317, 4.500%, 08/15/39; with total
      market value $109,428)                         $        107            107
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Cost $107)                                                               107
                                                                    ------------

                                                                        Value
                                                                        (000)
                                                                    ------------
TOTAL INVESTMENTS (99.8%)
   (Cost $34,039) +                                                 $     28,909
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $28,963 (000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

REIT REAL ESTATE INVESTMENT TRUST

+    AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $34,107
     (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,158 (000) AND $(7,356) (000), RESPECTIVELY.

THE SUMMARY OF INPUTS USED TO VALUE THE FUND'S NET ASSETS AS OF JULY 31, 2010 WAS AS FOLLOWS (000):

Investments in
Securities          Level 1   Level 2   Level 3    Total
--------------      -------   -------   -------   -------
   Common Stock     $28,802     $ --      $--     $28,802
   Repurchase
      Agreement          --      107       --         107
                    -------     ----      ---     -------
Total Investments
   in Securities    $28,802     $107      $--     $28,909
                    =======     ====      ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

LSV-QH-003-0800

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             The Advisors' Inner Circle Fund


By (Signature and Title) /s/: Philip T. Masterson
                         --------------------------------------------
                         Philip T. Masterson
                         President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/: Philip T. Masterson
                         -------------------------------
                         Philip T. Masterson
                         President

Date: September 27, 2010


By (Signature and Title) /s/: Michael Lawson
                         -------------------------------
                         Michael Lawson
                         Treasurer, Controller & CFO

Date: September 27, 2010